UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4985
                                   ----------

                         TEMPLETON EMERGING MARKETS FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)


              500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/29/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS

                                FEBRUARY 29, 2004

[photo omitted]

                  SEMIANNUAL REPORT AND SHAREHOLDER INFORMATION

                                  INTERNATIONAL

                                    TEMPLETON
                              EMERGING MARKETS FUND

[graphic omitted]
                       [franklin templeton logo omitted]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

PAGE

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[photo omitted]

Not part of the semiannual report

PAGE

                               Contents

Important Notice to Shareholders ..........................................    1

SEMIANNUAL REPORT

Templeton Emerging Markets Fund ...........................................    2

Performance Summary .......................................................    6

Financial Highlights and
Statement of Investments ..................................................    7

Financial Statements ......................................................   14

Notes to Financial Statements .............................................   17

Annual Meeting of Shareholders ............................................   22

Dividend Reinvestment and Cash
Purchase Plan .............................................................   23

Proxy Voting Policies and Procedures ......................................   25

--------------------------------------------------------------------------------



Semiannual Report

Templeton Emerging Markets Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Emerging Markets Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in emerging country equity securities.

--------------------------------------------------------------------------------

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/29/04

[PIE CHART OMITTED]

Asia .......................................................  55.7%
Europe .....................................................  16.6%
Middle East & Africa .......................................  12.7%
Latin America ..............................................  12.1%
Short-Term Investments &
Other Net Assets ...........................................   2.9%

--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you Templeton Emerging Markets Fund's semiannual report for the period ended February 29, 2004.

PERFORMANCE OVERVIEW

For the six months ended February 29, 2004, Templeton Emerging Markets Fund delivered a +24.86% cumulative total return based on market price and +30.88% based on net asset value, as shown in the Performance Summary on page 6. The Morgan Stanley Capital International (MSCI) Emerging Markets Index and Standard & Poor's/International Finance Corporation (S&P/IFC) Investable Composite Index posted 28.55% and 28.76% cumulative total returns for the

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 8.

2 |  Semiannual Report

PAGE

same period. 1 We are pleased with our long-term results, as well, which you will find in the Performance Summary. For example, for the 10-year period ended February 29, 2004, the Fund delivered a +52.64% cumulative total return based on market price and a +64.76% cumulative total return based on net asset value, compared to the MSCI Emerging Market Index's 10.31% cumulative return for the same period. 1

ECONOMIC AND MARKET OVERVIEW

Most emerging markets recorded good stock market performances over the six-month reporting period as investors regained confidence. Of the four primary emerging markets regions, Latin America performed best as political and financial issues that engulfed the region during 2003 subsided. Brazil and Argentina experienced renewed investor interest as their governments strived to implement key structural reforms and sealed agreements with the International Monetary Fund. Asian markets benefited from strong macroeconomic data and diminished investor concerns over the avian flu outbreak. South Africa's economy expanded at a 1.9% rate in 2003. 2 The U.S. dollar's decline contributed to the South African rand's strength, which helped contain inflation. Eastern European markets continued an upward trend as European Union candidates within the region worked toward the fulfillment of accession goals. To the south, investor confidence in Turkey seemed to remain unshaken despite November's terrorist attacks. In fact, Turkey was the top-performing emerging market during the six months under review.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we focus on specific companies and undertake in-depth research to construct an action list from which we make our buy decisions. Before we make a purchase, we examine the company's potential for earnings and growth over a five-year horizon. During our analysis, we also consider the company's position in its sector, the economic framework and political environment.

TOP 10 COUNTRIES
Based on Equity Investments as of 2/29/04
----------------------
            % OF TOTAL
            NET ASSETS
----------------------
South Korea      13.1%
South Africa     12.5%
Taiwan           11.1%
Hong Kong         9.3%
China             7.5%
Singapore         6.3%
Brazil            6.1%
Mexico            5.2%
Hungary           3.2%
India             2.5%


1. Source: Standard & Poor's Micropal. The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The S&P/IFCI Composite Index is a market capitalization-weighted index designed to measure performance of emerging market stocks. It tracks approximately 2,000 securities in countries such as Brazil, Mexico, China and South Korea. Performance represents total return in $US. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Statistics South Africa, 2/24/04.

                                                          Semiannual Report  | 3
                                                                          PAGE

TOP 10 HOLDINGS
2/29/04
-----------------------------------------------------------
  COMPANY                                        % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                       NET ASSETS
-----------------------------------------------------------
  Anglo American PLC                                   4.5%
   METALS & MINING, SOUTH AFRICA

  SABMiller PLC                                        2.8%
   BEVERAGES, SOUTH AFRICA

  China Mobile (Hong Kong) Ltd., fgn.                  2.6%
   WIRELESS TELECOMMUNICATION SERVICES,
   HONG KONG

  Lukoil Holdings, ADR                                 2.3%
   OIL & GAS, RUSSIA

  Citic Pacific Ltd.                                   2.2%
   INDUSTRIAL CONGLOMERATES, HONG KONG

  Hyundai Motor Co. Ltd.                               2.2%
   AUTOMOBILES, SOUTH KOREA

  Telefonos de Mexico SA de CV (Telmex),
  L, ADR                                               1.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES,
   MEXICO

  Kimberly Clark de Mexico SA de CV, A                 1.8%
   HOUSEHOLD PRODUCTS, MEXICO

  Fraser & Neave Ltd.                                  1.7%
   BEVERAGES, SINGAPORE

  Keppel Corp. Ltd.                                    1.6%
   INDUSTRIAL CONGLOMERATES, SINGAPORE

MANAGER'S DISCUSSION

The Fund's underweighted positions relative to the MSCI Emerging Markets Index in South Korean and Malaysian companies, as well as its overweighted positions in Turkish and Austrian companies, contributed to the Fund's performance. However, the Fund's underweighting in Mexican companies was detrimental to its overall results. In line with our investment strategy, we did not invest in what we considered were expensively valued stocks such as LG Electronics (South Korea) and Taiwan Semiconductor Manufacturing (Taiwan), decisions that contributed positively to performance.

By industry, the Fund's holdings in the diversified telecommunication services, and oil and gas industries yielded the greatest contribution relative to the MSCI Emerging Markets Index during the period. Strong contributors in the diversified telecommunication services industry included PT Indosat (Indonesia) and Singapore Telecommunications (Singapore). In the oil and gas industry, the Fund's overweighted positions in SK Corp. (South Korea) and PTT Exploration & Production Public (Thailand) contributed the greatest returns relative to the index. Alternatively, the Fund's underweighted position in the metals and mining industry worked against it as many such companies performed well during the reporting period.

During the period, we made investments mainly in Asia and Europe as we continued to find stocks that, in our view, were trading at attractive valuations, consistent with our strategy. In Asia, we made purchases in Hong Kong, Taiwan, and among China's H and Red Chip shares. Key additions included China Mobile (Hong Kong) and China Telecom, China's dominant wireless and diversified telecommunication services providers, respectively; Acer (Taiwan), a major player in the global personal computer market; and HSBC Holdings (U.K.), one of the world's largest emerging markets banking and financial services organizations. Conversely, we undertook selective sales in Indonesia and Singapore as some stocks became expensive, in our view, according to our value investing criteria.

In Latin America, we repositioned our holdings in Brazil and Mexico to some degree. We increased our position in Telefonos de Mexico, the country's largest diversified telecommunication services provider, and purchased Brazil's Cia De Bebidas Das American (Ambev), one of the world's largest beer and soft drink producers. Meanwhile, we reduced the Fund's exposure to Petroleo Brasileiro and Cia Vale do Rio Doce (Brazil) and divested our interests in Cemex (Mexico), allowing the Fund to realize gains and enhancing its total return during the period.

Our European additions were mainly in Greece, the Czech Republic and Poland, while we sold holdings in Austria and Denmark. Key buys included telecommunications operators such as Telecomunikacja Polska (Poland), Hellenic

4 |  Semiannual Report

PAGE

Telecommunications Organization (Greece) and Cesky Telecom (Czech Republic). As a result of these purchases and investments in Asian telecommunication companies, the Fund's exposure to the diversified telecommunication services sector increased during the period. To the south, we sold some of our Turkish positions, locking in gains. In South Africa, we eliminated our exposure to Barloworld as it reached our sale target.

We thank you for your interest in Templeton Emerging Markets Fund and look forward to serving your future investment needs.

Sincerely,
[photo of mark mobius omitted]

/s/Mark Mobius

Mark Mobius
President and Chief Executive Officer --
Investment Management
Templeton Emerging Markets Fund

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                          Semiannual Report  | 5
                                                                          PAGE

Performance Summary as of 2/29/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
                                                 CHANGE     2/29/04     8/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                          +$3.07      $13.89      $10.82
  Market Price (NYSE)                            +$2.66      $14.50      $11.84
  DISTRIBUTIONS (9/1/03-2/29/04)
  Dividend Income                     $0.2319

PERFORMANCE

--------------------------------------------------------------------------------
                                      6-MONTH    1-YEAR      5-YEAR     10-YEAR
--------------------------------------------------------------------------------
  Cumulative Total Return 1
     Based on change in NAV           +30.88%   +66.22%     +73.58%     +64.76%
     Based on change in market price  +24.86%   +85.26%     +57.55%     +52.64%
  Average Annual Total Return 1
     Based on change in NAV           +30.88%   +66.22%     +11.66%      +5.12%
     Based on change in market price  +24.86%   +85.26%      +9.51%      +4.32%

ENDNOTES

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND SOCIAL AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Six-month return has not been annualized.

FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, CALL FRANKLIN
TEMPLETON INVESTMENTS AT 1-800/342-5236.

6 |  Past performance does not guarantee future results.  |  Semiannual Report
PAGE

Templeton Emerging Markets Fund

FINANCIAL HIGHLIGHTS

                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  FEBRUARY 29, 2004                   YEAR ENDED AUGUST 31,
                                                     (UNAUDITED)       2003         2002       2001        2000        1999
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........        $10.82        $8.76        $8.86     $11.44      $11.60      $10.85
                                                  --------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .......................           .03          .18          .15        .12         .13         .13

 Net realized and unrealized gains (losses) ....          3.27         2.03         (.14)     (2.60)       (.16)       5.17
                                                  --------------------------------------------------------------------------
Total from investment operations ...............          3.30         2.21          .01      (2.48)       (.03)       5.30
                                                  --------------------------------------------------------------------------

Less distributions from:

 Net investment income .........................          (.23)        (.15)        (.11)      (.10)       (.10)       (.29)

 Net realized gains ............................            --           --           --         --        (.03)      (4.26)
                                                  --------------------------------------------------------------------------
Total distributions ............................          (.23)        (.15)        (.11)      (.10)       (.13)      (4.55)
                                                  --------------------------------------------------------------------------
Net asset value, end of period .................        $13.89       $10.82        $8.76      $8.86      $11.44      $11.60
                                                  --------------------------------------------------------------------------
Market value, end of period b ..................        $14.50       $11.84        $8.00      $8.35      $9.313      $12.25
                                                  ==========================================================================

Total return (based on market value per share) c        24.86%       50.83%      (2.82)%    (9.17)%    (23.10)%      99.91%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............      $245,601     $191,076     $154,640   $156,378    $201,965    $204,804

Ratios to average net assets:

 Expenses ......................................         1.65% d      1.84%        1.64%      1.67%       1.68%       1.63%

 Net investment income .........................         0.50% d      1.94%        1.67%      1.28%       1.09%       1.18%

Portfolio turnover rate ........................        25.33%       48.69%       65.13%     63.64%      81.66%      45.00%

aBased on average daily shares outstanding.
bBased on the last sale on the New York Stock Exchange.
cTotal return is not annualized for periods less than one year.
dAnnualized.

                   Semiannual Report  |  See notes to financial statements.  | 7
                                                                          PAGE

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 93.2%
   ARGENTINA .8%
   Tenaris SA ...................................        Energy Equipment & Services                    3   $           10
   Tenaris SA, ADR ..............................        Energy Equipment & Services               56,970        1,974,011
                                                                                                            ---------------
                                                                                                                 1,974,021
                                                                                                            ---------------
  AUSTRIA 2.3%
a  Bank Austria Creditanstalt, Reg S ............             Commercial Banks                     44,500        2,377,521
   OMV AG .......................................                 Oil & Gas                        20,708        3,338,423
                                                                                                            ---------------
                                                                                                                 5,715,944
                                                                                                            ---------------
   BELGIUM .3%
   Interbrew ....................................                 Beverages                        24,400          733,670
                                                                                                            ---------------
   BRAZIL 2.3%
   Centrais Eletricas Brasileiras SA ............            Electric Utilities                67,922,000          760,260
   Embraer-Empresa Brasileira de Aeronautica SA .           Aerospace & Defense                   405,729        2,344,521
   Souza Cruz SA ................................                  Tobacco                        156,986        1,649,364
   Unibanco Uniao de Bancos Brasileiros SA, GDR .             Commercial Banks                     32,852          747,383
                                                                                                            ---------------
                                                                                                                 5,501,528
                                                                                                            ---------------
   CHINA 7.5%
   Beijing Enterprises Holdings Ltd. ............         Industrial Conglomerates                812,000        1,048,402
   China International Marine Containers Co.,
    Ltd., B .....................................                 Machinery                       118,800          221,762
   China Petroleum & Chemical Corp., H ..........                 Oil & Gas                     8,322,000        3,501,423
   China Resources Enterprise Ltd. ..............               Distributors                    1,974,000        2,789,622
   China Telecom Corp. Ltd., H ..................  Diversified Telecommunication Services       6,554,000        2,547,049
   China Travel International Investment Hong
    Kong Ltd. ...................................       Hotels Restaurants & Leisure            5,488,000        1,106,928
   Cofco International Ltd. .....................               Food Products                     302,000          182,352
   Huadian Power International Corp Ltd. ........            Electric Utilities                 3,706,000        1,452,148
   PetroChina Co. Ltd., H .......................                 Oil & Gas                     5,748,000        3,083,037
   TCL International Holdings Inc. ..............            Household Durables                 3,270,000        1,491,357
   Tingyi (Cayman Islands) Holding Corp. ........               Food Products                   2,064,000          623,136
   Travelsky Technology Ltd., H .................                IT Services                      334,000          356,148
                                                                                                            ---------------
                                                                                                                18,403,364
                                                                                                            ---------------
   CROATIA .8%
   Pliva D D, GDR, Reg S ........................              Pharmaceuticals                    116,900        1,908,977
                                                                                                            ---------------
   CZECH REPUBLIC .9%
a  Cesky Telecom AS .............................  Diversified Telecommunication Services          88,350        1,086,777
   CEZ AS .......................................            Electric Utilities                   175,500        1,205,141
                                                                                                            ---------------
                                                                                                                 2,291,918
                                                                                                            ---------------
   EGYPT .2%
   Commercial International Bank Ltd. ...........             Commercial Banks                    149,376          549,285
                                                                                                            ---------------
   GREECE 1.7%
   Coca-Cola Hellenic Bottling Co., SA ..........                 Beverages                        57,994        1,369,091
   Hellenic Telecommunications Organization
    SA (OTE) ....................................  Diversified Telecommunication Services         129,200        1,974,529

8 |  Semiannual Report
PAGE

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GREECE (CONT.)
   Titan Cement Co. .............................          Construction Materials                  19,860   $      864,648
                                                                                                            ---------------
                                                                                                                 4,208,268
                                                                                                            ---------------
   HONG KONG 9.3%
   Cheung Kong Holdings Ltd. ....................                Real Estate                      254,000        2,422,901
   Cheung Kong Infrastructure Holdings Ltd. .....          Construction Materials                 288,000          734,444
   China Mobile (Hong Kong) Ltd., fgn. ..........    Wireless Telecommunication Services        1,835,500        6,496,531
a  China Oriental Group Co. Ltd. ................              Metals & Mining                     70,000           24,731
   Citic Pacific Ltd. ...........................         Industrial Conglomerates              1,781,000        5,502,810
   Dairy Farm International Holdings Ltd. .......         Food & Staples Retailing                320,200          633,996
   Guoco Group Ltd. .............................      Diversified Financial Services             118,000          894,416
   Hang Lung Group Ltd. .........................                Real Estate                      667,000        1,045,421
   Henderson Investment Ltd. ....................                Real Estate                    1,100,000        1,413,183
   Hong Kong Land Holdings Ltd. .................                Real Estate                      319,000          606,100
a  Hopewell Highway Infrastructure Ltd, wts.,
    8/05/2006 ...................................       Transportation Infrastructure              14,300            2,664
   MTR Corp. Ltd. ...............................                Road & Rail                      688,193        1,091,900
   Shanghai Industrial Holdings Ltd. ............         Industrial Conglomerates                658,000        1,728,720
   Tack Fat Group International Ltd. ............             Specialty Retail                  2,466,000          262,952
   VTech Holdings Ltd. ..........................         Communications Equipment                 13,000           23,632
                                                                                                            ---------------
                                                                                                                22,884,401
                                                                                                            ---------------
   HUNGARY 3.2%
   Egis RT ......................................              Pharmaceuticals                     21,281        1,091,864
   Gedeon Richter Ltd. ..........................              Pharmaceuticals                     17,251        1,962,242
   Matav RT .....................................  Diversified Telecommunication Services         431,639        1,692,295
   MOL Magyar Olaj-Es Gazipari RT ...............                 Oil & Gas                        96,780        3,185,407
                                                                                                            ---------------
                                                                                                                 7,931,808
                                                                                                            ---------------
   INDIA 2.5%
   Ashok Leyland Ltd. ...........................                 Machinery                        13,000           75,511
   Hero Honda Motors Ltd. .......................                Automobiles                       96,300        1,049,859
   Hindustan Petroleum Corp. Ltd. ...............                 Oil & Gas                       169,735        1,706,918
   Mahanagar Telephone Nigam Ltd. ...............  Diversified Telecommunication Services         760,205        2,293,135
   Nestle India Ltd. ............................               Food Products                       5,047           67,535
   Tata Tea Ltd. ................................               Food Products                      58,015          458,310
   Union Bank of India Ltd. .....................             Commercial Banks                    475,741          501,666
                                                                                                            ---------------
                                                                                                                 6,152,934
                                                                                                            ---------------
   INDONESIA 1.8%
   PT Gudang Garam TBK ..........................                  Tobacco                        272,500          454,435
   PT Indosat (Persero) TBK .....................  Diversified Telecommunication Services       1,182,500        2,552,410
a  PT Perusahaan Gas Negara .....................               Gas Utilities                     752,500          137,951
a  PT Perusahaan Gas Negara, 144A ...............               Gas Utilities                     290,000           53,164
   PT Telekomunikasi Indonesia TBK, B ...........  Diversified Telecommunication Services       1,414,530        1,221,297
                                                                                                            ---------------
                                                                                                                 4,419,257
                                                                                                            ---------------
   ISRAEL
   Elbit Systems Ltd. ...........................            Aerospace & Defense                    4,639           87,220




                                                          Semiannual Report  | 9
                                                                          PAGE

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MALAYSIA .9%
   Golden Hope Plantations Bhd. .................               Food Products                      20,000   $       19,684
   Petronas Dagangan Bhd. .......................                 Oil & Gas                         9,000           17,408
   Resorts World Bhd. ...........................       Hotels Restaurants & Leisure              161,000          478,763
   SIME Darby Bhd. ..............................         Industrial Conglomerates                 71,000          113,974
   Southern Bank Bhd., fgn. .....................             Commercial Banks                     10,000            8,789
   SP Setia Bhd. ................................                Real Estate                      200,000          223,158
   Tanjong PLC ..................................       Hotels Restaurants & Leisure               19,000           62,000
a  YTL Corporation Bhd. .........................            Electric Utilities                    31,000           37,526
   YTL Power International Bhd. .................            Electric Utilities                 1,252,600        1,133,933
                                                                                                            ---------------
                                                                                                                 2,095,235
                                                                                                            ---------------
   MEXICO 5.2%
   Embotelladoras Arca SA .......................         Food & Staples Retailing                    500            1,071
   Embotelladoras Arca SA, 144A .................         Food & Staples Retailing                154,652          331,262
   Fomento Economico Mexicano SA de CV Femsa,
    ADR .........................................                 Beverages                        40,420        1,818,900
a  Grupo Bimbo SA de CV, A ......................               Food Products                      43,900           97,207
   Grupo Carso SA de CV .........................         Industrial Conglomerates                354,000        1,510,447
   Grupo Continental SA .........................                 Beverages                        84,299          165,711
   Kimberly Clark de Mexico SA de CV, A .........            Household Products                 1,646,200        4,362,292
   Telefonos de Mexico SA de CV (Telmex), L, ADR   Diversified Telecommunication Services         128,782        4,374,725
                                                                                                            ---------------
                                                                                                                12,661,615
                                                                                                            ---------------
   PERU
   Credicorp Ltd. ...............................             Commercial Banks                      1,300           16,900
                                                                                                            ---------------
   PHILIPPINES .9%
   San Miguel Corp., B ..........................                 Beverages                     1,771,090        2,201,284
                                                                                                            ---------------
   POLAND 2.0%
a  BRE Bank SA ..................................             Commercial Banks                     13,931          336,604
   Polski Koncern Naftowy Orlen SA ..............                 Oil & Gas                       477,532        3,461,477
   Telekomunikacja Polska SA ....................  Diversified Telecommunication Services         252,200        1,058,384
                                                                                                            ---------------
                                                                                                                 4,856,465
                                                                                                            ---------------
   RUSSIA 2.4%
   Aeroflot .....................................                 Airlines                         11,100           10,226
   AvtoVAZ ......................................              Metals & Mining                      5,500          169,950
   Lukoil Holdings, ADR .........................                 Oil & Gas                        51,299        5,704,449
   Yuzhnaya Telecommunication Co. ...............  Diversified Telecommunication Services         917,700           94,064
                                                                                                            ---------------
                                                                                                                 5,978,689
                                                                                                            ---------------
   SINGAPORE 6.3%
   Comfortdelgro Corp. Ltd. .....................                Road & Rail                    1,530,000          849,376
   DBS Group Holdings Ltd. ......................             Commercial Banks                    189,000        1,632,134
   Fraser & Neave Ltd. ..........................                 Beverages                       489,367        4,082,251
   Keppel Corp. Ltd. ............................         Industrial Conglomerates                941,000        4,035,424
   MobileOne (Asia) Ltd. ........................    Wireless Telecommunication Services          290,000          264,062
   Singapore Press Holdings Ltd. ................                   Media                          10,000          109,267
   Singapore Technologies Engineering Ltd. ......            Aerospace & Defense                  581,000          709,931

10 |  Semiannual Report
PAGE

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SINGAPORE (CONT.)
   Singapore Telecommunications Ltd. ............  Diversified Telecommunication Services       2,711,000   $    3,678,901
                                                                                                            ---------------
                                                                                                                15,361,346
                                                                                                            ---------------
   SOUTH AFRICA 12.5%
   Anglo American PLC ...........................              Metals & Mining                    437,912       10,952,573
   BHP Billiton PLC .............................              Metals & Mining                    145,500        1,353,829
   Imperial Holdings Ltd. .......................          Air Freight & Logistics                160,333        1,687,335
   Nampak Ltd. ..................................          Containers & Packaging                 146,300          292,534
   Nedcor Ltd. ..................................             Commercial Banks                     62,803          604,284
   Old Mutual PLC ...............................                 Insurance                       738,860        1,302,621
   Remgro Ltd. ..................................         Industrial Conglomerates                364,700        4,016,278
   SABMiller PLC ................................                 Beverages                       648,548        6,796,030
   Sappi Ltd. ...................................          Paper & Forest Products                 61,500          841,482
   Sasol Ltd. ...................................                 Oil & Gas                       182,100        2,732,253
                                                                                                            ---------------
                                                                                                                30,579,219
                                                                                                            ---------------
   SOUTH KOREA 13.1%
   CJ Corp. .....................................               Food Products                      41,010        2,385,276
   Dong-A Pharmaceutical Co. Ltd. ...............              Pharmaceuticals                     27,552          447,486
   Hite Brewery Co., Ltd. .......................                 Beverages                        20,060        1,535,204
   Hyundai Autonet Co. ..........................              Auto Components                      7,890           18,752
   Hyundai Development Co. ......................        Construction & Engineering               200,590        2,208,878
   Hyundai Motor Co. Ltd. .......................                Automobiles                      125,460        5,334,184
a  Kangwon Land Inc. ............................       Hotels Restaurants & Leisure              285,058        3,405,667
   Korea Electric Power Corp. ...................            Electric Utilities                   158,622        2,792,071
   Korea Gas Corp. ..............................               Gas Utilities                      44,780          997,650
   KT Corp. .....................................  Diversified Telecommunication Services          58,240        2,154,286
   KT&G Corp. ...................................                  Tobacco                         20,780          488,577
   LG Cable Ltd. ................................           Electrical Equipment                      370            4,751
   LG Home Shopping Inc. ........................         Internet & Catalog Retail                 1,730           66,052
   LG Household & Health Care Ltd. ..............            Household Products                    41,230        1,072,821
   LG International Corp. .......................     Trading Companies & Distributors             38,440          248,422
   POSCO                                                       Metals & Mining                      7,840        1,153,333
   Samsung Corp. ................................     Trading Companies & Distributors            104,170        1,027,527
   Samsung Fine Chemicals .......................                 Chemicals                       109,500        1,694,643
   Samsung Heavy Industries Co. Ltd. ............                 Machinery                       449,540        2,083,327
   SK Corp. .....................................                 Oil & Gas                        84,090        3,121,198
                                                                                                            ---------------
                                                                                                                32,240,105
                                                                                                            ---------------
   TAIWAN 11.1%
   Acer Inc. ....................................          Computers & Peripherals              1,505,000        2,368,835
a  Cheng Shin Rubber Industry Co. Ltd. ..........              Auto Components                    153,000          218,342
   Chinatrust Financial Holding Co. Ltd. ........             Commercial Banks                  1,030,540        1,229,666
   Chunghwa Telcom Co. Ltd. .....................  Diversified Telecommunication Services         777,000        1,269,570
   D-Link Corp. .................................         Communications Equipment              1,794,000        2,258,972
   Delta Electronics Inc. .......................    Electronic Equipment & Instruments         2,093,552        2,824,459
   Elan Microelectronics Corp. ..................                 Software                      1,269,000        1,190,817
   Elite Semiconductor Memory Technology Inc. ...           Electrical Equipment                  128,440          356,190


                                                         Semiannual Report  | 11
                                                                          PAGE

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN (CONT.)
   Fubon Financial Holding Co. Ltd. .............      Diversified Financial Services           1,192,000   $    1,268,655
   Lite-on Technology Corp. .....................          Computers & Peripherals              1,878,000        2,308,440
   Mega Financial Holdings Co. Ltd. .............             Commercial Banks                  1,957,661        1,426,208
a  Micro-Star International Co. Ltd. ............          Computers & Peripherals                131,000          216,010
   Phoenixtec Power Co. Ltd. ....................           Electrical Equipment                  741,990          929,851
   President Chain Store Corp. ..................         Food & Staples Retailing                611,000        1,227,312
   Princeton Technology Corp. ................... Semiconductors & Semiconductor Equipment         54,000          102,803
   Sunplus Technology Co. Ltd. .................. Semiconductors & Semiconductor Equipment      1,270,300        2,856,318
   Taiwan Cellular Corp. ........................    Wireless Telecommunication Services        2,510,372        2,423,444
a  Tatung Co. Ltd. ..............................         Industrial Conglomerates                233,000           94,304
   Tsann Kuen Enterprise Co. Ltd. ...............            Household Durables                   297,000          538,705
   UNI-President Enterprises Corp. ..............               Food Products                   1,221,350          717,687
   Yuanta Core Pacific Securities Co. ...........      Diversified Financial Services           1,683,960        1,494,385
                                                                                                            ---------------
                                                                                                                27,320,973
                                                                                                            ---------------
   THAILAND 2.3%
   Delta Electronics (Thailand) Public
    Co. Ltd., fgn. ..............................    Electronic Equipment & Instruments           216,900          154,574
   Hana Microelectronics Co. Ltd., fgn. .........    Electronic Equipment & Instruments           176,800          627,552
   Krung Thai Bank Public Co. Ltd., fgn. ........             Commercial Banks                  1,739,500          490,549
   National Finance Public Co. Ltd., fgn. .......             Consumer Finance                    976,200          380,144
   PTT Exploration & Production Public Co.
    Ltd., fgn. ..................................                 Oil & Gas                       393,100        2,540,293
   Siam Makro Public Company Ltd., fgn. .........         Food & Staples Retailing                 71,200           77,470
a  Telecomasia Corp. Public Co. Ltd., purch. rts.  Diversified Telecommunication Services         246,818               --
   Thai Airways International Public Co. Ltd., fgn.               Airlines                        463,100          698,009
a  Thai Military Bank Public Company
    Limited, fgn. ...............................             Commercial Banks                  5,695,800          695,847
   Thai Union Frozen Products Ltd., fgn. ........               Food Products                      88,400           60,748
                                                                                                            ---------------
                                                                                                                 5,725,186
                                                                                                            ---------------
   TURKEY 2.1%
   Arcelik AS, Br. ..............................            Household Durables               487,047,650        2,787,320
   Migros Turk T.A.S. ...........................         Food & Staples Retailing            227,075,000        1,231,130
   Tupras-Turkiye Petrol Rafineleri AS ..........                 Oil & Gas                   137,701,470        1,140,599
                                                                                                            ---------------
                                                                                                                 5,159,049
                                                                                                            ---------------
   UNITED KINGDOM .8%
   HSBC Holdings PLC ............................             Commercial Banks                    116,453        1,914,989
                                                                                                            ---------------
   TOTAL COMMON STOCKS (COST $161,130,605)                                                                     228,873,650
                                                                                                            ---------------
   PREFERRED STOCKS 3.9%
   BRAZIL 3.9%
   Banco Bradesco SA, ADR, pfd. .................             Commercial Banks                    151,017        3,825,260
   Cia de Bebidas Das Americas (Ambev),
    ADR, pfd. ...................................                 Beverages                        24,000          645,600
   Cia Vale do Rio Doce, ADR, pfd., A ...........              Metals & Mining                     35,877        1,784,881

12 |  Semiannual Report
PAGE

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   PREFERRED STOCKS (CONT.)
   BRAZIL (CONT.)
   Duratex SA, pfd. .............................             Building Products                 2,795,769   $       76,794
   Metalurgica Gerdau SA, pfd. ..................              Metals & Mining                      5,179          127,141
   Petroleo Brasileiro SA, ADR, pfd. ............                 Oil & Gas                       104,164        2,927,008
   Suzano, pfd. .................................          Paper & Forest Products                  1,700            7,926
   Usinas Siderurgicas de Minas Gerais SA, pfd. .              Metals & Mining                     16,300          186,086
                                                                                                            ---------------
   TOTAL PREFERRED STOCKS (COST $6,880,578)                                                                      9,580,696
                                                                                                            ---------------
   SHORT TERM INVESTMENTS (COST $5,688,636) 2.3%
b  Franklin Institutional Fiduciary Trust Money
    Market Portfolio ............................                                               5,688,636        5,688,636
                                                                                                            ---------------
   TOTAL INVESTMENTS (COST $173,699,819) 99.4%                                                                 244,142,982
   OTHER ASSETS, LESS LIABILITIES .6% ...........                                                                1,458,282
                                                                                                            ---------------
   NET ASSETS 100.0% ............................                                                           $  245,601,264
                                                                                                            ===============





aNon-income producing.
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

                  Semiannual Report  |  See notes to financial statements.  | 13
                                                                          PAGE

Templeton Emerging Markets Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)

Assets:
 Investments in securities:
  Cost ....................................   $173,699,819
                                              =============
  Value ...................................    244,142,982
 Foreign currency, at value (cost $394,935)        398,096
 Receivables:
  Investment securities sold ..............      3,365,014
  Dividends and interest ..................        697,264
                                              -------------
      Total assets ........................    248,603,356
                                              -------------
Liabilities:
 Payables:
  Investment securities purchased .........      1,846,773
  Affiliates ..............................        267,946
 Funds advanced by custodian ..............        259,299
 Deferred tax liability (Note 1f) .........        377,390
 Other liabilities ........................        250,684
                                              -------------
      Total liabilities ...................      3,002,092
                                              -------------
        Net assets, at value ..............   $245,601,264
                                              =============
Net assets consist of:
 Undistributed net investment income ......   $ (1,383,007)
 Net unrealized appreciation (depreciation)     70,081,404
 Accumulated net realized gain (loss) .....    (28,175,069)
 Capital shares ...........................    205,077,936
                                              -------------
Net assets, at value ......................   $245,601,264
                                              =============
Shares outstanding ........................     17,680,325
                                              =============
Net asset value per share .................         $13.89
                                              =============

14 |  See notes to financial statements.  |  Semiannual Report
PAGE

Templeton Emerging Markets Fund

FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
for the six months ended February 29, 2004 (unaudited)

Investment income:
 (Net of foreign taxes of $252,254)
 Dividends .....................................................................$ 2,337,023
 Interest ......................................................................      3,003
                                                                                ------------
      Total investment income                                                     2,340,026
Expenses:
 Management fees (Note 3) ......................................................  1,358,819
 Administrative fees (Note 3) ..................................................    163,808
 Transfer agent fees ...........................................................     44,000
 Custodian fees ................................................................    123,700
 Reports to shareholders .......................................................     23,800
 Registration and filing fees ..................................................     21,200
 Professional fees .............................................................     37,200
 Trustees' fees and expenses ...................................................     22,700
 Other .........................................................................      4,400
                                                                                ------------
      Total expenses ...........................................................  1,799,627
                                                                                ------------
        Net investment income ..................................................    540,399
                                                                                ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments (net of foreign taxes of $1,076,692) (Note 1f) ................... 14,857,977
  Foreign currency transactions ................................................    (88,082)
                                                                                ------------
      Net realized gain (loss) ................................................. 14,769,895
 Net unrealized appreciation (depreciation) on:
  Investments .................................................................. 42,913,337
  Translation of assets and liabilities denominated in foreign currencies ......     23,343
  Deferred taxes (Note 1f) .....................................................     89,359
                                                                                ------------
      Net unrealized appreciation (depreciation) ............................... 43,026,039
                                                                                ------------
Net realized and unrealized gain (loss) ........................................ 57,795,934
                                                                                ------------
Net increase (decrease) in net assets resulting from operations ................$58,336,333
                                                                                ============

                  Semiannual Report  |  See notes to financial statements.  | 15
                                                                          PAGE

Templeton Emerging Markets Fund

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 29, 2004 (unaudited) and the year ended August 31, 2003

                                                                                        ------------------------------------
                                                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                                        FEBRUARY 29, 2004   AUGUST 31, 2003
 Operations:
  Net investment income ..............................................................      $    540,399      $  3,083,598
  Net realized gain (loss) from investments and foreign currency transactions ........        14,769,895        (1,040,146)
  Net unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated
in foreign currencies, and deferred taxes ............................................        43,026,039        37,038,648
                                                                                        ------------------------------------
      Net increase (decrease) in net assets resulting from operations ................        58,336,333        39,082,100
Distributions to shareholders from net investment income .............................        (4,094,976)       (2,646,700)
Capital share transactions (Note 2) ..................................................           284,125                --
                                                                                        ------------------------------------
      Net increase (decrease) in net assets ..........................................        54,525,482        36,435,400
                                                                                        ------------------------------------
Net assets:
 Beginning of period .................................................................       191,075,782       154,640,382
                                                                                        ------------------------------------
 End of period .......................................................................      $245,601,264      $191,075,782
                                                                                        ====================================
Undistributed net investment income included in net assets:
 End of period .......................................................................      $ (1,383,007)     $  2,171,570
                                                                                        ====================================

16 |  See notes to financial statements.  |  Semiannual Report
PAGE

Templeton Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Emerging Markets Fund (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, diversified investment company. The Fund seeks long-term capital appreciation by investing mainly in emerging country equity securities. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

                                                         Semiannual Report  | 17

                                                                          PAGE

Templeton Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

F. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

18 |  Semiannual Report
PAGE

Templeton Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

The Board of Directors of the Fund previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, shares of the Fund's common stock in open-market transactions, at the discretion of management. This authorization remains in effect.

At February 29, 2004, the Fund's authorized number of shares of beneficial interest (without par value) is unlimited. During the period ended February 29, 2004, 23,888 shares were issued for $284,125 from reinvested distributions. During the year ended August 31, 2003, there were no share transactions; all reinvested distributions were satisfied with previously issued shares purchased in the open market.

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers or trustees of the following entities:

--------------------------------------------------------------------------------
  ENTITY                                             AFFILIATION
--------------------------------------------------------------------------------
  Templeton Asset Management Ltd. (TAML)             Investment manager
  Franklin Templeton Services, LLC (FT Services)     Administrative manager

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the fund. The Fund pays an administrative fee to FT Services of 0.15% per year of the average daily net assets of the fund.

4. INCOME TAXES

At February 29, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                                         $175,616,177
                                                            -------------
Unrealized appreciation                                       70,229,503
Unrealized depreciation                                       (1,702,698)
                                                            -------------
Net unrealized appreciation (depreciation)                  $ 68,526,805
                                                            =============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales and losses realized subsequent to October 31 on the sale of foreign currencies.

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2008                                                        $ 1,056,614
 2009                                                          2,373,131
 2010                                                         30,608,800
 2011                                                          7,846,360
                                                             ------------
                                                             $41,884,905
                                                             ============

                                                         Semiannual Report  | 19

                                                                          PAGE

Templeton Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INCOME TAXES (CONTINUED)

At August 31, 2003, the Fund had deferred currency losses occurring subsequent to October 31, 2002 of $270,525. For tax purposes, such losses will be reflected in the year ending August 31, 2004.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment's (excluding short-term securities) for the period ended February 29, 2004 aggregated $54,133,770 and $63,518,791, respectively.

6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $13,889 of dividend income from investment in the Sweep Money Fund for the period ended February 29, 2004.

7. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class and derivative lawsuits related to the matter described above, as well as actions seeking the return of certain management and other fees to the Fund. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.

20 |  Semiannual Report
PAGE

Templeton Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

7. REGULATORY MATTERS (CONTINUED)

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. The Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.

                                                         Semiannual Report  | 21
                                                                          PAGE

Templeton Emerging Markets Fund

ANNUAL MEETING OF SHAREHOLDERS, FEBRUARY 27, 2004

The Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 E. Broward Blvd., Fort Lauderdale, Florida, on February 27, 2004. The purpose of the meeting was to elect four Trustees of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Harmon E. Burns, Charles B. Johnson, Frank A. Olson and Constantine D. Tseretopoulos.* No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

The election of four (4) Trustees:

----------------------------------------------------------------------------------------------------------
                                                 % OF       % OF                         % OF        % OF
                                             OUTSTANDING   VOTED                      OUTSTANDING   VOTED
  TERM EXPIRING 2007:               FOR         SHARES     SHARES         WITHHELD       SHARES     SHARES
----------------------------------------------------------------------------------------------------------
  Harmon E. Burns            14,832,116.3195    83.90%     98.42%       237,598.6964     1.34%      1.58%

  Charles B. Johnson         14,819,267.3195    83.82%     98.34%       250,447.6964     1.42%      1.66%

  Frank A. Olson             14,817,969.3195    83.82%     98.33%       251,745.6964     1.42%      1.67%

  Constantine D.
  Tseretopoulos              14,837,488.3195    83.93%     98.46%       232,226.6964     1.31%      1.54%

* Harris J. Ashton, Nicholas F. Brady, Frank J. Crothers, S. Joseph Fortunato, Edith E. Holiday, Gordon S. Macklin and Fred R. Millsaps are Trustees of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.

22 |  Semiannual Report
PAGE

Templeton Emerging Markets Fund

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features:

Shareholders must affirmatively elect to participate in the Plan; Stock dividends and capital gains distributions will be reinvested automatically; Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938, will provide additional Plan information upon request.

Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.

A participant has the option of submitting additional payments to Mellon Bank, N.A. (the "Plan Agent"), in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments shall be made by check or money order payable to "Mellon Bank, N.A." and sent to Mellon Investor Services, P.O. Box 382009, Pittsburgh, PA 15250-8009, Attn: Templeton Emerging Markets Fund. The Plan Agent shall apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market.

The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.

The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Agent sent to Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant's name for all full shares held by the Plan Agent; or, if the participant wishes, the Plan Agent will sell the participant's shares and send the proceeds, less a service charge of $5.00 and less trading fees.

Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested.

Effective March 3, 2004, the Plan Agent's fee for a sale of shares through the Plan will be $15.00 per transaction plus a $0.12 per share trading fee. All other terms and conditions of the Plan remain in effect and have not been modified or amended.

                                                         Semiannual Report  | 23
                                                                          PAGE

Templeton Emerging Markets Fund

TRANSFER AGENT
Mellon Investor Services LLC
85 Challenger Road
Ridgefield Park, NJ 07660
1-800-416-5585
www.melloninvestor.com




SHAREHOLDER INFORMATION
Shares of Templeton Emerging Markets Fund are traded on the New York Stock Exchange under the symbol "EMF." The Fund's shares are also listed and traded on the Pacific Exchange. Information about the net asset value and the market price is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For current information about dividends and shareholder accounts, call 1-800/416-5585. Registered shareholders can access their Fund account on-line with Investor ServiceDirect[R]. For information go to Mellon Investor Services' web site at http://vault.melloninvestor.com/isd and follow the instructions.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. pacific time any business day at

1-800/DIAL BEN[R] (1-800/342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS").

Shareholders not receiving copies of the Reports to Shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list, by writing Templeton Emerging Markets Fund, 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

24 |  Semiannual Report
PAGE

Templeton Emerging Markets Fund

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.

                                                         Semiannual Report  | 25
                                                                          PAGE

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Literature Request

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04 Not part of the semiannual report
PAGE


                       [Franklin Templeton logo omitted]
                            FRANKLIN[R] TEMPLETON[R]
                                  INVESTMENTS

100 Fountain Parkway
P.O. Box 33030
St. Petersburg, FL 33733-8030

SEMIANNUAL REPORT AND SHAREHOLDER INFORMATION
TEMPLETON EMERGING
MARKETS FUND

INVESTMENT MANAGER
Templeton Asset Management Ltd.

TRANSFER AGENT
Mellon Investor Services LLC
85 Challenger Road
Ridgefield Park, NJ 07660
1-800/416-5585
www.mellon.com

FUND INFORMATION
1-800/342-5236

Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TLEMF S2004 04/04

PAGE



ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE FRED R. MILLSAPS AND FRANK A. OLSON, WHO ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Members of the Audit Committee are: Fred R. Millsaps, Frank J. Crothers, Frank A. Olson and Constantine D. Tseretopoulos.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASERS.   N/A


ITEM 9. SUBMISSTION OF MATTERS OF A VOTE SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 30, 2004


By /s/DIOMEDES LOO-TAM
Chief Financial Officer
Date  April 30, 2004